Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information about the Company for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information about the Company for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false